Expense Example	Apr. 08, 2026 USD ($)
MUIRFIELD FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
MUIRFIELD FUND | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
MUIRFIELD FUND | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
SPECTRUM FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,878
SPECTRUM FUND | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,889
SPECTRUM FUND | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	202
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	2,317
GLOBAL ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,911
GLOBAL ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,976
GLOBAL ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,327
BALANCED FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
BALANCED FUND | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
BALANCED FUND | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,757
MODERATE ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
MODERATE ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
MODERATE ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,802
CONSERVATIVE ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
CONSERVATIVE ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
CONSERVATIVE ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
DYNAMIC ALLOCATION FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
DYNAMIC ALLOCATION FUND | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
DYNAMIC ALLOCATION FUND | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
SECTOR ROTATION FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
SECTOR ROTATION FUND | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,900
SECTOR ROTATION FUND | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	2,052
TACTICAL INCOME FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
TACTICAL INCOME FUND | Adviser Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
TACTICAL INCOME FUND | Retail Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,802
GOVERNMENT MONEY MARKET FUND | Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
GOVERNMENT MONEY MARKET FUND | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
GOVERNMENT MONEY MARKET FUND | Class X
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	217
GOVERNMENT MONEY MARKET FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	230
GOVERNMENT MONEY MARKET FUND | Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	$ 1,432